Consolidated Statements of Changes in Equity (Parenthetical)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Changes in Equity [Abstract]
Issuance of common stock upon exercise of stock options (in shares)		10,000
Issuance of Series A preferred stock to unconsolidated bank-development affiliate (in shares)		50,980
Issuance of common stock to institutional investors (in shares)		2,500,000	227,357
Issuance of common stock for redemption of promissory notes (in shares)		1,374,000
Surrender of common stock to facilitate vesting of restricted stock (in shares)	71,849	8,420	3,934
Issuance of unvested shares of restricted common stock, net of related unearned employee compensation (in shares)		224,720	37,000
Reversal of compensation expense relating to forfeited restricted common stock (in shares)	48,600	31,075	8,700
Issuance of common stock for redemption of trust-preferred securities (in shares)	19,545,360
Distribution of shares to employees upon anniversary of employment (in shares)		565	385